Notes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Apr. 12, 2010
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Net Principal Balance	$ 5,185,180	$ 4,609,124
Rate of unconsolidated debt		5.60%
Interest rate range from minimum		0.0020
Interest rate range to maximum		0.12465
Life period of extension option	one year
Number of extension option	1		2
Fixed Rate Public or Private Notes [Member]
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Net Principal Balance	4,375,860	3,771,700
Interest rate range from minimum	0.0385	0.0385
Interest rate range to maximum	0.0757	0.0757
Weighted Average Interest Rate	5.78%	5.93%
Maturity Date Ranges Minimum	2011	2011
Maturity Date Ranges Maximum	2026	2026
Floating Rate Public or Private Notes [Member]
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Net Principal Balance	809,320	801,824
Weighted Average Interest Rate	1.72%	1.37%
Maturity Date Ranges Minimum	2011	2010
Maturity Date Ranges Maximum	2013	2013
Fixed Rate Tax- Exempt Bonds [Member]
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Net Principal Balance		$ 35,600
Weighted Average Interest Rate		0.37%
Maturity Date		2,028